UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Dividend Income Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.63%
Boeing Company (The)	80,850	$6,300,641
Goodrich Corporation	88,250	3,848,582
		10,149,223
Aluminum - 0.77%
Alcoa Incorporated	96,750	2,956,680

Banks - 2.86%
Bank of America Corporation	138,500	6,307,290
Mellon Financial Corporation	60,850	2,166,260
Wells Fargo & Company	40,350	2,577,154
		11,050,704
Beverages - 1.28%
Diageo plc, ADR	78,200	4,960,226

Business Equipment and Services - 0.93%
Genuine Parts Company	81,950	3,591,868

Capital Equipment - 4.04%
Caterpillar Inc.	106,200	7,626,222
Deere & Company	101,250	8,003,813
		15,630,035
Chemicals -- Petroleum and Inorganic - 0.82%
du Pont (E.I.) de Nemours and Company	75,350	3,180,523

Chemicals -- Specialty - 1.64%
Air Products and Chemicals, Inc.	94,250	6,332,658

Computers -- Main and Mini - 0.48%
Xerox Corporation*	122,300	1,858,960

Computers -- Peripherals - 3.24%
Microsoft Corporation	214,250	5,835,099
SAP Aktiengesellschaft, ADR	122,950	6,678,644
		12,513,743
Electrical Equipment - 0.57%
Emerson Electric Co.	26,450	2,212,013

Electronic Components - 1.01%
Microchip Technology Incorporated	50,700	1,840,157
Texas Instruments Incorporated	63,650	2,066,715
		3,906,872
Finance Companies - 2.79%
SLM Corporation	207,853	10,795,885

Food and Related - 0.85%
Campbell Soup Company	101,850	3,299,940

Health Care -- Drugs - 1.18%
Pfizer Inc.	183,650	4,576,558

Health Care -- General - 0.96%
Johnson & Johnson	62,900	3,724,938

Hospital Supply and Management - 2.71%
Medtronic, Inc.	169,200	8,586,900
UnitedHealth Group Incorporated	33,680	1,881,365
		10,468,265
Hotels and Gaming - 4.04%
Harrah's Entertainment, Inc.	70,850	5,523,466
Starwood Hotels & Resorts Worldwide, Inc.	148,950	10,088,384
		15,611,850
Household -- General Products - 2.73%
Colgate-Palmolive Company	114,750	6,552,225
Procter & Gamble Company (The)	69,400	3,998,828
		10,551,053
Insurance -- Property and Casualty - 2.45%
Allstate Corporation (The)	94,250	4,911,368
St. Paul Companies, Inc. (The)	109,150	4,561,379
		9,472,747
Metal Fabrication - 0.87%
Loews Corporation, Carolina Group	71,250	3,367,987

Mining - 1.39%
Freeport-McMoRan Copper & Gold Inc., Class B	90,000	5,379,300

Multiple Industry - 5.97%
3M Company	50,350	3,810,991
Altria Group, Inc.	128,450	9,101,967
General Electric Company	292,500	10,173,150
		23,086,108
Non-Residential Construction - 2.60%
Fluor Corporation	116,950	10,034,310

Petroleum -- International - 8.96%
Anadarko Petroleum Corporation	80,700	8,151,507
BP p.l.c., ADR	49,750	3,429,765
Burlington Resources Inc.	107,600	9,889,516
Exxon Mobil Corporation	181,350	11,036,961
Marathon Oil Corporation	27,550	2,098,484
		34,606,233
Petroleum -- Services - 12.07%
BJ Services Company	110,650	3,828,490
Baker Hughes Incorporated	138,550	9,476,820
Grant Prideco, Inc.*	46,150	1,977,066
National Oilwell Varco, Inc.*	70,900	4,546,108
Patterson-UTI Energy, Inc.	199,950	6,389,402
Schlumberger Limited	89,200	11,290,044
Transocean Inc.*	63,750	5,119,125
Weatherford International Ltd.*	87,950	4,023,713
		46,650,768
Railroad - 1.30%
Union Pacific Corporation	53,850	5,026,898

Real Estate Investment Trust - 2.21%
ProLogis	67,950	3,635,325
Simon Property Group, Inc.	58,250	4,901,155
		8,536,480
Retail -- General Merchandise - 0.56%
Federated Department Stores, Inc.	29,865	2,180,145

Security and Commodity Brokers - 7.49%
AllianceBernstein Holding L.P.	113,500	7,519,375
Chicago Mercantile Exchange Holdings Inc.	18,200	8,144,500
Legg Mason, Inc.	19,350	2,425,135
Marsh & McLennan Companies, Inc.	168,750	4,954,500
Morgan (J.P.) Chase & Co.	141,282	5,882,982
		28,926,492
Tobacco - 1.34%
Reynolds American Inc.	48,950	5,164,225

Trucking and Shipping - 1.82%
United Parcel Service, Inc., Class B	88,350	7,013,223

Utilities -- Electric - 2.45%
Dominion Resources, Inc.	54,250	3,744,877
NRG Energy, Inc.*	84,550	3,823,351
NiSource Inc.	93,850	1,897,647
		9,465,875
Utilities -- Gas and Pipeline - 2.52%
Enbridge Inc.	131,750	3,803,622
Kinder Morgan, Inc.	64,550	5,937,955
		9,741,577
Utilities -- Telephone - 2.97%
BellSouth Corporation	99,700	3,454,605
Iowa Telecommunications Services, Inc.	210,000	4,006,800
Valor Communications Group, Inc.	303,950	3,999,982
		11,461,387

TOTAL COMMON STOCKS - 92.50%		$357,485,749

(Cost: $277,878,860)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.59%
Ciesco, LLC,
4.83%, 4-3-06
	$10,000	9,997,317

Health Care -- Drugs - 1.86%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.76%, 4-12-06
	7,205	7,194,521

Utilities -- Telephone - 3.05%
AT&T Inc.,
4.86%, 4-3-06	6,791	6,789,166
Verizon Communications Inc.,
4.83%, 4-18-06	5,000	4,988,596
		11,777,762

TOTAL SHORT-TERM SECURITIES - 7.50%		$28,969,600

(Cost: $28,969,600)

TOTAL INVESTMENT SECURITIES - 100.00%		$386,455,349

(Cost: $306,848,460)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Energy Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.59%
Bucyrus International, Inc., Class A	15,100	$726,234
Headwaters Incorporated*	17,000	676,430
Jacobs Engineering Group Inc.*	7,350	637,539
		2,040,203
Capital Equipment - 4.35%
Caterpillar Inc.	8,650	621,157
Cooper Cameron Corporation*	31,200	1,375,296
Shaw Group Inc. (The)*	18,900	574,560
SunPower Corporation, Class A*	14,600	556,333
Suntech Power Holdings Co., Ltd., ADR*	8,250	305,167
		3,432,513
Coal - 4.14%
Alpha Natural Resources, Inc.*	29,550	683,787
Foundation Coal Holdings, Inc.	15,800	650,012
Massey Energy Company	16,950	611,386
Peabody Energy Corporation	26,150	1,318,221
		3,263,406
Electrical Equipment - 0.69%
Hydrogenics Corporation*	157,900	547,913

Electronic Components - 0.79%
Evergreen Solar, Inc.*	40,450	622,525

Electronic Instruments - 0.42%
Energy Conversion Devices, Inc.*	6,750	331,931

Food and Related - 0.85%
Archer Daniels Midland Company	19,900	669,635

Mining - 1.61%
Arch Coal, Inc.	8,650	656,881
Cameco Corporation	16,950	610,200
		1,267,081
Multiple Industry - 1.75%
General Electric Company	19,250	669,515
Technip SA, ADR	10,500	713,370
		1,382,885
Non-Residential Construction - 1.59%
Fluor Corporation	14,650	1,256,970

Petroleum -- Canada - 3.35%
EnCana Corporation	15,300	714,969
Suncor Energy Inc.	8,400	646,968
Talisman Energy Inc.	24,050	1,278,979
		2,640,916
Petroleum -- Domestic - 8.19%
ENSCO International Incorporated	21,150	1,088,167
EOG Resources, Inc.	18,750	1,350,000
Occidental Petroleum Corporation	13,750	1,273,938
Sunoco, Inc.	12,800	992,896
Valero Energy Corporation	29,350	1,754,543
		6,459,544
Petroleum -- International - 18.96%
Amerada Hess Corporation	4,550	647,920
Anadarko Petroleum Corporation	12,750	1,287,878
Apache Corporation	18,850	1,234,864
BP p.l.c., ADR	23,750	1,637,325
CNOOC Limited, ADR	3,800	297,084
ConocoPhillips	20,700	1,307,205
Devon Energy Corporation	21,550	1,318,214
Exxon Mobil Corporation	31,850	1,938,391
Marathon Oil Corporation	13,400	1,020,678
Newfield Exploration Company*	32,700	1,370,130
Noble Energy, Inc.	30,050	1,319,796
PetroChina Company Limited, ADR	3,250	341,087
Petroleo Brasileiro S.A. - Petrobras, ADR	3,600	312,012
Statoil ASA, ADR	20,650	588,112
Total S.A., ADR	2,500	329,325
		14,950,021
Petroleum -- Services - 21.79%
BJ Services Company	40,300	1,394,380
Baker Hughes Incorporated	27,850	1,904,940
Grant Prideco, Inc.*	31,150	1,334,466
Halliburton Company	13,950	1,018,629
Nabors Industries Ltd.*	28,750	2,057,925
National Oilwell Varco, Inc.*	31,100	1,994,132
Schlumberger Limited	16,450	2,082,077
Smith International, Inc.	32,600	1,270,096
TODCO, Class A	27,650	1,089,687
Transocean Inc.*	17,000	1,365,100
Weatherford International Ltd.*	36,600	1,674,450
		17,185,882
Utilities -- Electric - 3.00%
Entergy Corporation	17,400	1,199,556
Exelon Corporation	22,100	1,169,090
		2,368,646
Utilities -- Gas and Pipeline - 3.05%
Enbridge Inc.	40,000	1,154,800
Kinder Morgan, Inc.	13,600	1,251,064
		2,405,864

TOTAL COMMON STOCKS - 77.12%		$60,825,935

(Cost: $59,506,274)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 4.09%
Lloyds TSB Bank PLC,
4.78%, 4-5-06
	$3,226	3,224,287

Finance Companies - 4.31%
Ciesco, LLC,
4.83%, 4-3-06
	3,400	3,399,088

Forest and Paper Products - 3.73%
Sonoco Products Co.,
4.88%, 4-3-06
	2,942	2,941,202

Mining - 4.31%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.83%, 4-3-06
	3,400	3,399,088

Publishing - 3.80%
Tribune Co.,
4.85%, 4-3-06
	2,997	2,996,193

Retail -- General Merchandise - 2.64%
Federated Retail Holdings, Inc. (Federated Department Stores, Inc.),
4.87%, 4-3-06
	2,083	2,082,436

TOTAL SHORT-TERM SECURITIES - 22.88%		$18,042,294

(Cost: $18,042,294)

TOTAL INVESTMENT SECURITIES - 100.00%		$78,868,229

(Cost: $77,548,568)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investment of Waddell & Reed Advisors Value Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.04%
Lockheed Martin Corporation	78,400	$5,890,192

Aluminum - 0.62%
Alcoa Incorporated	114,900	3,511,344

Banks - 11.98%
Bank of America Corporation	524,570	23,888,918
Citigroup Inc.	329,700	15,571,731
Comerica Incorporated	39,900	2,313,003
Mellon Financial Corporation (A)	197,000	7,013,200
National City Corporation	207,700	7,248,730
Wachovia Corporation	102,800	5,761,940
Wells Fargo & Company	94,300	6,022,941
		67,820,463
Beverages - 2.02%
Diageo plc, ADR	95,900	6,082,937
Molson Coors Brewing Company, Class B (A)	77,900	5,345,498
		11,428,435
Broadcasting - 1.24%
Univision Communications Inc., Class A*	68,200	2,350,854
Viacom Inc., Class B	119,750	4,646,300
		6,997,154
Business Equipment and Services - 2.37%
ARAMARK Corporation, Class B	201,400	5,949,356
Waste Management, Inc. (A)	211,100	7,451,830
		13,401,186
Capital Equipment - 1.04%
Illinois Tool Works Inc.	60,900	5,865,279

Chemicals -- Petroleum and Inorganic - 0.77%
du Pont (E.I.) de Nemours and Company	103,300	4,360,293

Chemicals -- Specialty - 0.61%
Air Products and Chemicals, Inc.	51,300	3,446,847

Communications Equipment - 1.22%
Avaya Inc.*	226,500	2,559,450
Cisco Systems, Inc. (A)*	200,200	4,339,335
		6,898,785
Computers -- Main and Mini - 3.48%
Hewlett-Packard Company	427,400	14,061,460
Xerox Corporation*	370,700	5,634,640
		19,696,100
Computers -- Peripherals - 1.45%
Adobe Systems Incorporated	122,500	4,281,987
MICROS Systems, Inc. (A)*	85,600	3,942,308
		8,224,295
Electronic Components - 0.74%
Xilinx, Inc.	163,800	4,173,624

Finance Companies - 5.62%
Fannie Mae	274,900	14,129,860
Freddie Mac	218,400	13,322,400
Nelnet, Inc., Class A*	104,700	4,360,755
		31,813,015
Food and Related - 0.33%
General Mills, Inc.	37,000	1,875,160

Furniture and Furnishings - 1.10%
Masco Corporation	192,000	6,238,080

Health Care -- Drugs - 3.07%
AmerisourceBergen Corporation	132,700	6,405,429
Pfizer Inc.	440,200	10,969,784
		17,375,213
Health Care -- General - 2.63%
Boston Scientific Corporation (A)*	165,900	3,823,995
Da Vita Inc.*	135,800	8,176,518
Wyeth	59,400	2,882,088
		14,882,601
Hospital Supply and Management - 1.19%
Aetna Inc.	137,500	6,756,750

Insurance -- Life - 1.08%
UnumProvident Corporation	297,400	6,090,752

Insurance -- Property and Casualty - 5.51%
American International Group, Inc.	111,000	7,335,990
Assurant, Inc.	197,100	9,707,175
Everest Re Group, Ltd. (A)	65,700	6,134,409
St. Paul Companies, Inc. (The)	191,483	8,002,074
		31,179,648
Leisure Time Industry - 2.43%
Cendant Corporation	409,800	7,110,030
Time Warner Inc.	238,800	4,009,452
Walt Disney Company (The)	93,800	2,616,082
		13,735,564
Motion Pictures - 0.98%
News Corporation Limited, Class A	333,200	5,534,452

Motor Vehicle Parts - 0.34%
American Axle & Manufacturing Holdings, Inc. (A)	113,100	1,937,403

Multiple Industry - 6.20%
Altria Group, Inc.	151,100	10,706,946
General Electric Company	300,500	10,451,390
Genworth Financial, Inc.	204,400	6,833,092
Mirant Corporation*	283,400	7,085,000
		35,076,428
Petroleum -- International - 12.64%
Anadarko Petroleum Corporation	32,900	3,323,229
ChevronTexaco Corporation	256,100	14,846,117
ConocoPhillips	208,000	13,135,200
Devon Energy Corporation	148,500	9,083,745
Exxon Mobil Corporation	511,700	31,142,062
		71,530,353
Petroleum -- Services - 0.72%
BJ Services Company	116,900	4,044,740

Publishing - 0.56%
Gannett Co., Inc.	53,000	3,175,760

Railroad - 1.68%
Union Pacific Corporation (A)	101,700	9,493,695

Real Estate Investment Trust - 2.24%
Duke Realty Corporation	164,800	6,254,160
Kimco Realty Corporation	158,700	6,449,568
		12,703,728
Retail -- Food Stores - 0.64%
CVS Corporation	121,300	3,623,231

Retail -- General Merchandise - 3.25%
Dollar General Corporation	323,000	5,707,410
Family Dollar Stores, Inc.	242,400	6,447,840
J. C. Penney Company, Inc.	103,700	6,264,517
		18,419,767
Security and Commodity Brokers - 8.16%
Bear Stearns Companies Inc. (The)	52,200	7,240,140
CIT Group Inc.	123,400	6,604,368
Lehman Brothers Holdings Inc.	12,800	1,849,984
Merrill Lynch & Co., Inc.	153,200	12,066,032
Morgan (J.P.) Chase & Co.	442,556	18,428,032
		46,188,556
Utilities -- Electric - 4.92%
Energy East Corporation	242,000	5,880,600
Exelon Corporation	154,900	8,194,210
NRG Energy, Inc.*	156,300	7,067,886
PPL Corporation	228,800	6,726,720
		27,869,416
Utilities -- Telephone - 5.07%
AT&T Inc.	427,600	11,562,304
Iowa Telecommunications Services, Inc.	327,800	6,254,424
Sprint Nextel Corporation	196,500	5,077,560
Verizon Communications Inc.	170,500	5,807,230
		28,701,518

TOTAL COMMON STOCKS - 98.94%		$559,959,827

(Cost: $489,226,583)

PREFERRED STOCK - 0.22%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	13	$1,245,631
(Cost: $1,300,000)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper - 0.62%
Aluminum
Alcoa Incorporated,
      4.86%, 4-3-06
	$3,523	3,522,049

Municipal Obligation - 0.22%
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Association),
      4.9%, 4-3-06
	1,255	1,255,000

TOTAL SHORT-TERM SECURITIES - 0.84%		$4,777,049

(Cost: $4,777,049)

TOTAL INVESTMENT SECURITIES - 100.00%		$565,982,507

(Cost: $495,303,632)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written options outstanding at March 31, 2006.
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cisco Systems, Inc.	1,002	May/22.5	$39,077	$51,102
Mellon Financial Corporation	488	June/37.5	18,290	21,960
Molson Coors Brewing Company, Class B	435	May/70	68,436	63,075
Union Pacific Corporation	28	April/95	2,856	3,220
Waste Management, Inc.	1,094	April/35	49,228	82,050
			$177,887	$221,407

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

American Axle & Manufacturing Holdings, Inc.	866	April/15	$50,798	$21,650
American Axle & Manufacturing Holdings, Inc.	866	July/15	110,005	82,270
Boston Scientific Corporation	590	May/20	19,694	11,800
Everest Re Group, Ltd.	151	May/90	16,464	21,140
MICROS Systems, Inc.	165	June/40	16,030	9,900
			$212,991	$146,760

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006